UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             April 30, 2010
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    13
Form 13F Information Table Value Total:              $122,565
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AKAMAI
 TECHNOLOGIES INC    COMM STK	   00971T101	4,713	150,000	     SH		SOLE		  150,000	0    0
ANCESTRY COM INC.    COMM STK	   032803108	1,695	100,000	     SH		SOLE		  100,000	0    0
APPLE COMPUTER	     COMM STK	   037833100   14,100	 60,000	     SH		SOLE		   60,000	0    0
BLUE COAT
 SYSTEMS INC	     COMM STK	   09534T508	7,760	250,000	     SH		SOLE		  250,000	0    0
CELGENE CORP	     COMM STK	   151020104	9,294	150,000	     SH		SOLE		  150,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	8,795	500,000	     SH		SOLE		  500,000	0    0
GOOGLE INC	     COMM STK	   38259P508   16,446	 29,000	     SH		SOLE		   29,000	0    0
ITRON INC.	     COMM STK	   465741106	7,257	100,000	     SH		SOLE		  100,000	0    0
LOGMEIN INC	     COMM STK	   54142L109	9,311	450,000	     SH		SOLE		  450,000	0    0
NEUSTAR INC	     CL A	   64126X201   13,860	550,000	     SH		SOLE	`	  550,000	0    0
QUEST SOFTWARE INC.  COMM STK	   74834T103   12,453	700,000	     SH		SOLE		  700,000	0    0
RESEARCH IN
 MOTION LTD	     COMM STK	   760975102   11,096	150,000	     SH		SOLE		  150,000	0    0
YAHOO INC	     COMM STK	   984332106	5,786	350,000	     SH		SOLE		  350,000	0    0

GRAND TOTAL			             $122,565
